UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported) February 4, 2015

Porsche Auto Funding LLC

(Exact name of securitizer as specified on its charter)

Not applicable	000-154-1507
Commission File Number of securitizer:	Central Index Key Number of securitizer:

Dr. Marc Riess, 770-290-2075

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Porsche Auto Funding LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 4, 2015

PORSCHE AUTO FUNDING LLC (Securitizer)

By:	/s/ Dr. Marc Riess
Name:	Dr. Marc Riess
Title:	Treasurer

By:	/s/ Christopher S. Morris
Name:	Christopher S. Morris
Title:	Assistant Treasurer